Construction in progress	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Construction in progress
20	Construction in progress

	Advance payment for aircraft and flight equipment	Others	Total
	RMB million	RMB million	RMB million
At January 1, 2019	31,680	6,111	37,791
Additions	10,512	5,780	16,292
Transferred to property, plant and equipment (Note 19)	(1,071)	(2,971)	(4,042)
Transferred to right-of-use assets (Note 21 )	(10,202)	(313)	(10,515)
Transferred to others	—	(304)	(304)

At December 31, 2019	30,919	8,303	39,222

At January 1, 2020	30,919	8,303	39,222
Additions	8,858	4,637	13,495
Transferred to property, plant and equipment (Note 19)	(4,216)	(7,060)	(11,276)
Transferred to right-of-use assets (Note 21)	(6,219)	(2,440)	(8,659)
Transferred to others	—	(375)	(375)

At December 31, 2020	29,342	3,065	32,407